UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND

THE RICE HALL JAMES FUNDS

SEMI-ANNUAL REPORT                                                APRIL 30, 2007

--------------------------------------------------------------------------------

                        RICE HALL JAMES MID CAP PORTFOLIO

                     RICE HALL JAMES SMALL/MID CAP PORTFOLIO

                       RICE HALL JAMES MICRO CAP PORTFOLIO

                                   [RHJ LOGO]

                               INVESTMENT ADVISER:

                        RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS
                                                                  APRIL 30, 2007

--------------------------------------------------------------------------------
                           TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Schedules of Investments
   Mid Cap ................................................................    6
   Small/Mid Cap ..........................................................    9

Summary Schedule of Investments
   Micro Cap ..............................................................   12

Statements of Assets and Liabilities ......................................   15

Statements of Operations ..................................................   16

Statements of Changes in Net Assets
   Mid Cap ................................................................   17
   Small/Mid Cap ..........................................................   18
   Micro Cap ..............................................................   19

Financial Highlights
   Mid Cap ................................................................   20
   Small/Mid Cap ..........................................................   21
   Micro Cap ..............................................................   22

Notes to Financial Statements .............................................   23

Disclosure of Fund Expenses ...............................................   30

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

RHJ FUNDS SEMI-ANNUAL REPORT
AS OF APRIL 30, 2007

The equity markets have had a solid run in the past six months despite a pull-back in February when the negative headlines hit: Chinese/emerging market sell-off, subprime mortgage meltdown, credit crunch, housing market bust, creeping inflation, etc. During this period, market leadership has been in the mid cap area, admittedly helped by acquisition activity.

Following the emerging markets slide and the Dow's commensurate 400 point drop on February 27th, investors have indeed become more skittish. Despite a strong showing in April, sentiment has clearly been more uncertain. In January, oil prices dipped down to $50/barrel, initially fueling strong equity prices but have since gone back up above $60. Gas prices in the past few weeks have risen sharply and have again added to inflation concerns and its impact on consumer health. The Federal Reserve left rates unchanged at the last two meetings, but inflation remains a concern. On the housing front, confusing, even conflicting, reports abound, but on balance, the housing news continues to be discouraging.

What the impact of the subprime mortgage lending debacle will have on the broader economy remains to be seen, but some of the reported numbers throughout this fiasco are very interesting. On one hand, we have John Mauldin stating in his newsletter that foreclosures are expected to double in 2007 from 2006 levels to about 800,000 homes, and that the lenders involved will lose about $32 billion this year. On the other hand, Ed Keon of Prudential Securities reminds us that 87% of "subprime mortgages are not delinquent." What we do know for a fact is that as a result of the fears of an ensuing credit crunch, the Financials sector was the worst performing sector in the past six months. In March, the ever rising REITS finally posted negative returns, but only after being up roughly 10% in January alone! Having said all this, the markets continue to rise, even after a surprisingly low 1st quarter GDP number of 1.3%.

We have previously stated that 2007 could be another strong year for equities if inflation remains in check, interest rates stay low, liquidity remains high and merger activity continues strong. Thus far, the building blocks seem to be in place for this scenario to play out again. Earnings deceleration, though, has been quite dramatic (1st quarter profits are looking like mid to low single digits), yet the market has digested the slowdown surprisingly well. What remains to be seen is how long investors will tolerate less than double digit profit growth. Whether the market trades up or down, we believe that we are entering a period of more rational expectations and thus more rational valuations: in such an environment, our continued focus on the long-term and, more importantly, on building a portfolio of stable growth companies should pay off.

THE ADVISORS' INNER CIRCLE FUND                                       RHJ FUNDS

--------------------------------------------------------------------------------
RHJ MID CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                       CALENDAR
AS OF APRIL 30, 2007                    3 MONTHS          YTD          6 MONTHS
--------------------------------------------------------------------------------
RHJ MID CAP PORTFOLIO [NET]               5.30%          8.65%          13.93%
--------------------------------------------------------------------------------
Russell Midcap Index                      4.81%          8.35%          12.24%
--------------------------------------------------------------------------------
Russell Midcap Growth Index               4.71%          8.52%          11.77%
--------------------------------------------------------------------------------

For the six-month period ended April 30th, the RHJ Mid Cap Portfolio (the "Fund") was up 13.93%, 1.69% ahead of the Russell Midcap Index and 2.16% ahead of the Russell Midcap Growth Index.

In the past six months, mid cap stocks showed surprisingly strong performance compared to larger cap and smaller cap names. During this period, both the Fund and the Russell Midcap Index were led primarily by the Energy and Materials sectors. Both the Fund's 27% return in Materials and our significant overweight to the sector (10% vs. 5% for the index) were strong positives. Stock selection within the overweight Energy sector was also superior, resulting in a 26% return, compared to 20% for the index sector.

Stock selection did however lag within Industrials. Within the overweight Industrials sector, the Fund had an 8% return, compared to 14% for the Russell Midcap Index. This time around, our lack of exposure to Utilities was a negative contributor as the sector made up 8% of the index and returned a strong 19% during the 6 months.

Fortunately, stock selection excelled in both Consumer Discretionary and Technology. Within Consumer Discretionary, our underweight (13% vs. 18% for the index) in this weaker market sector combined with a 21% return was a strong positive. Within the overweight Technology sector, the Fund returned over 13%, more than 4% ahead of the benchmark.

RHJ SMALL/MID CAP PORTFOLIO

--------------------------------------------------------------------------------
                                                       CALENDAR
AS OF APRIL 30, 2007                    3 MONTHS         YTD           6 MONTHS
--------------------------------------------------------------------------------
RHJ SMALL/MID CAP PORTFOLIO [NET]         2.44%          3.53%           8.00%
--------------------------------------------------------------------------------
Russell 2500 Index                        3.43%          6.22%          10.17%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                 3.92%          7.23%          10.62%
--------------------------------------------------------------------------------

The RHJ Small/Mid Cap Portfolio (the "Fund") was up 8.00% during the first half of the fiscal year, but still ended 2.17% behind the Russell 2500 Index and 2.62% behind the Russell 2500 Growth Index.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------
As mentioned previously, this period in the market was very unusual in that small cap and large cap returns notably lagged the mid cap area. This was seen clearly in the Russell 2500 Index. The top quintile by market cap (stocks above $2.0 billion, i.e. mid cap stocks) was up 7.0% while the bottom quintile (stocks below $380 million) was flat (up 0.1%). Even the 2nd largest quintile ($1.1 billion to $2.0 billion) posted only a 1.8% return. Our underweight allocation to this top quintile of 23% of the Fund, compared to over 53% for the index, negatively impacted stock selection across all sectors, and cost the Fund over 200 basis points in relative performance.

Specifically, stock selection lagged in our underweighted Consumer Staples (-12% return vs. 20% for the index) and Energy (4% vs. 17% for the index) sectors. Materials, by far the best performing sector for the index with a 24% return, was underweight in the Fund and our two stocks in that sector produced only a 10% return.

On a positive note, stock selection was very strong within Consumer Discretionary and Financials. Within Consumer Discretionary, we had a market-like weighting of 16% and the Fund's 14% return was 3% ahead of the index. The sub-prime lending debacle hurt the Financials sector which had the worst return in the index for the period, up only 2%. Our significant underweight (11% vs. 22% for the index) gave further boost to the Fund's relative performance.

RHJ MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------
                                                       CALENDAR
AS OF APRIL 30, 2007                    3 MONTHS          YTD          6 MONTHS
--------------------------------------------------------------------------------
RHJ MICRO CAP PORTFOLIO [NET]            2.91%           3.11%           8.40%
--------------------------------------------------------------------------------
Russell 2000 Index                       2.07%           3.78%           6.86%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                3.24%           5.16%           7.42%
--------------------------------------------------------------------------------

The RHJ Micro Cap Portfolio (the "Fund") ended the first half of fiscal 2007 up 8.40%, 1.54% ahead of the Russell 2000 Index and 0.98% ahead of the Russell 2000 Growth Index.

Within the Russell 2000 Index, Financials was also the weakest sector during this period and actually ended down 2% in the index. However, our significant underweight to the sector (7% vs. 22% for the index) was a strong positive.

Materials, on the other hand, was by far the best performing sector in the index with a 25% return. Unfortunately, our zero exposure to this sector (versus 5% for the market) was a negative. Another negative was lagging stock selection within Consumer Discretionary which ended with a flat return for the period. Within the underweight Energy sector, the performance was also poor with a -2% return, compared to 10% for the index.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------
Fortunately, stock selection was strong enough within Health Care and Technology to offset the negative impact of those three sectors. Within the overweight Health Care sector, the Fund posted an impressive 24% return compared to just 5% for the index. Our overweight to the strong Technology sector (27% versus 18%) was a positive during this period and the Fund returned 12%, outperforming the benchmark return by 3%.

AT RICE HALL JAMES, WE CONTINUE TO USE A STRICT FUNDAMENTALLY BASED VALUATION APPROACH TO GROWTH STOCK INVESTING FOR ALL THREE FUNDS MANAGED. AS A RESULT, SECTOR WEIGHTINGS DO NOT DRIVE OUR SELECTION PROCESS AND WE MAY BE SIGNIFICANTLY OVER- OR UNDER-WEIGHTED A PARTICULAR SECTOR AT ANY GIVEN POINT IN TIME. MAXIMUM CAPITAL APPRECIATION IS THE PRIMARY OBJECTIVE OF THESE FUNDS, CURRENT INCOME GENERATION IS NOT A CONSIDERATION AND VOLATILITY AND TURNOVER MAY BE HIGH. NO DERIVATIVE INVESTMENTS ARE USED.

Investment Management Team

The RHJ Funds

May 16, 2007

This represents the manager's assessment of the Funds and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------
DEFINITION OF COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2500 INDEX is an unmanaged index comprised of 2,500 stocks of U.S. companies with small market capitalization.

RUSSELL 2500 GROWTH INDEX measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                               19.0%
Industrials                                          15.7%
Health Care                                          13.0%
Energy                                               11.2%
Consumer Discretionary                                9.9%
Financials                                            9.9%
Materials                                             8.5%
Consumer Staples                                      5.4%
Cash Equivalents                                      5.0%
Utilities                                             2.4%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.7%
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                       --------   --------------
CONSUMER DISCRETIONARY -- 9.8%
   GameStop, Cl A* ..................................    18,074   $      599,515
   Limited Brands ...................................    16,743          461,604
   Scientific Games, Cl A* ..........................    11,982          398,881
   Weight Watchers International ....................     8,261          396,445
                                                                  --------------
                                                                       1,856,445
                                                                  --------------
CONSUMER STAPLES -- 5.3%
   BJs Wholesale Club ...............................    16,790          579,759
   Herbalife ........................................    10,662          427,439
                                                                  --------------
                                                                       1,007,198
                                                                  --------------
ENERGY -- 11.0%
   BJ Services ......................................    16,395          469,881
   Consol Energy ....................................    11,320          473,968
   National Oilwell Varco* ..........................     5,697          483,390
   Noble ............................................     7,813          657,933
                                                                  --------------
                                                                       2,085,172
                                                                  --------------
FINANCIALS -- 9.8%
   Mercury General ..................................     9,609          520,328
   Synovus Financial ................................    16,054          506,664
   TCF Financial ....................................    17,827          482,755
   TD Ameritrade Holding ............................    19,503          332,526
                                                                  --------------
                                                                       1,842,273
                                                                  --------------
HEALTH CARE -- 12.8%
   Advanced Medical Optics* .........................     8,787          355,258
   Barr Pharmaceuticals .............................     5,014          242,477

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                       --------   --------------
HEALTH CARE -- (CONTINUED)
   Pediatrix Medical Group* .........................     7,949   $      453,490
   Pharmaceutical Product Development ...............    15,489          558,688
   Sepracor* ........................................     9,186          493,105
   Universal Health Services, Cl B ..................     5,280          320,602
                                                                  --------------
                                                                       2,423,620
                                                                  --------------
INDUSTRIALS -- 15.5%
   Allied Waste Industries* .........................    36,941          493,901
   American Commercial Lines* .......................     9,152          269,709
   Dover ............................................     9,040          435,005
   MSC Industrial Direct, Cl A ......................    13,171          641,954
   Ryder System .....................................     6,098          320,999
   Southwest Airlines ...............................    26,868          385,556
   Steelcase, Cl A ..................................    19,415          378,981
                                                                  --------------
                                                                       2,926,105
                                                                  --------------
INFORMATION TECHNOLOGY -- 18.7%
   Alliance Data Systems* ...........................     8,660          551,296
   Analog Devices ...................................    15,171          585,904
   Ansys* ...........................................    10,721          548,915
   Harris ...........................................    13,940          715,819
   Kla-Tencor .......................................    11,583          643,436
   Parametric Technology* ...........................    27,765          493,384
                                                                  --------------
                                                                       3,538,754
                                                                  --------------
MATERIALS -- 8.4%
   Cabot ............................................     9,839          445,707
   International Flavors & Fragrances ...............    13,434          653,833
   Nalco Holding ....................................    18,090          480,832
                                                                  --------------
                                                                       1,580,372
                                                                  --------------
UTILITIES -- 2.4%
   Covanta Holding* .................................    18,675          458,285
                                                                  --------------
      Total Common Stock
         (Cost $16,275,698) .........................                 17,718,224
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.9%
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           -------   -----------
CASH EQUIVALENTS (A) -- 4.9%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.970% ..........................   765,397   $   765,397
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 4.860% ..........................   171,617       171,617
                                                                     -----------

      Total Short-Term Investments
         (Cost $937,014) ...............................                 937,014
                                                                     -----------

      Total Investments -- 98.6%
         (Cost $17,212,712) ............................             $18,655,238
                                                                     ===========

      Percentages are based on Net Assets of $18,912,355.

  *   Non-Income Producing Security.

(A)   Rate shown is the 7-day effective yield as of April 30, 2007.

 Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                         30.6%
Industrials                                    20.9%
Consumer Discretionary                         15.7%
Health Care                                    10.3%
Financials                                      7.3%
Energy                                          6.2%
Materials                                       4.2%
Cash Equivalent                                 3.5%
Consumer Staples                                1.3%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.6%**
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                           -------   -----------
CONSUMER DISCRETIONARY -- 15.6%
   Citi Trends* ........................................    36,000   $ 1,426,680
   DeVry ...............................................    39,100     1,289,909
   Gemstar-TV Guide International* .....................   418,200     1,856,808
   Iconix Brand Group* .................................   110,200     2,218,326
   LKQ* ................................................    67,800     1,530,924
   Quiksilver* .........................................   100,100     1,331,330
   Sonic Automotive, Cl A ..............................    66,800     1,909,812
                                                                     -----------
                                                                      11,563,789
                                                                     -----------

CONSUMER STAPLES -- 1.3%
   Pantry* .............................................    21,700       976,283
                                                                     -----------

ENERGY -- 6.1%
   Hanover Compressor* .................................    61,700     1,334,571
   Tetra Technologies* .................................    61,000     1,615,890
   World Fuel Services .................................    33,900     1,566,519
                                                                     -----------
                                                                       4,516,980
                                                                     -----------

FINANCIALS -- 7.2%
   Annaly Capital Management ...........................    77,400     1,231,434
   IPC Holdings ........................................    54,400     1,630,912
   Mercury General .....................................    24,800     1,342,920
   TradeStation Group* .................................    94,900     1,155,882
                                                                     -----------
                                                                       5,361,148
                                                                     -----------

HEALTH CARE -- 10.2%
   Analogic ............................................    13,200       809,160
   Kendle International* ...............................    33,071     1,127,060
   PerkinElmer .........................................    58,200     1,408,440
   Pharmaceutical Product Development ..................    54,500     1,965,815

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
HEALTH CARE -- (CONTINUED)                            ---------    -----------
   SurModics* ......................................     31,800    $ 1,292,034
   Universal Health Services, Cl B .................     16,500      1,001,880
                                                                   -----------
                                                                     7,604,389
                                                                   -----------

INDUSTRIALS -- 20.7%
   AAR* ............................................     78,100      2,385,174
   Actuant, Cl A ...................................     26,300      1,393,900
   Allied Waste Industries* ........................     95,000      1,270,150
   Bucyrus International, Cl A .....................     21,000      1,317,540
   CRA International* ..............................     22,100      1,139,697
   Dollar Thrifty Automotive Group* ................     39,300      1,842,384
   EnerSys* ........................................     87,400      1,423,746
   ESCO Technologies* ..............................     32,200      1,467,032
   Shaw Group* .....................................     47,900      1,553,397
   Triumph Group ...................................     25,790      1,568,290
                                                                   -----------
                                                                    15,361,310
                                                                   -----------

INFORMATION TECHNOLOGY -- 30.4%
   Acacia Research - Acacia Technologies* ..........     55,000        820,600
   Andrew* .........................................    147,000      1,605,240
   Ansys* ..........................................     36,300      1,858,560
   Aspen Technology* ...............................    130,900      1,777,622
   Cogent* .........................................     78,800      1,106,352
   Coherent* .......................................     39,300      1,233,627
   Comtech Group* ..................................     37,283        657,672
   Daktronics ......................................     77,719      1,770,439
   Epicor Software* ................................    132,900      1,927,050
   j2 Global Communications* .......................     62,800      1,806,128
   Micros Systems* .................................     24,400      1,337,120
   Microsemi* ......................................     67,200      1,552,992
   Parametric Technology* ..........................     97,400      1,730,798
   Polycom* ........................................     29,300        975,690
   Transaction Systems Architects* .................     35,600      1,129,588
   Wright Express* .................................     39,600      1,247,796
                                                                   -----------
                                                                    22,537,274
                                                                   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    -----------

MATERIALS -- 4.1%
   International Flavors & Fragrances .............      39,200    $ 1,907,864
   Valspar ........................................      43,100      1,165,424
                                                                   -----------
                                                                     3,073,288
                                                                   -----------
      Total Common Stock
         (Cost $62,683,398) .......................                 70,994,461
                                                                   -----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.5%
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 3.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.970%
      (Cost $2,585,584) ...........................   2,585,584      2,585,584
                                                                   -----------

      Total Investments -- 99.1%
         (Cost $65,268,982) .......................                $73,580,045
                                                                   ===========

      Percentages are based on Net Assets of $74,286,942.

  *   Non-Income Producing Security.

 ** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)   Rate shown is the 7-day effective yield as of April 30, 2007.

 Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     RHJ MICRO CAP PORTFOLIO
                                                    APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLE WAS REPRESENTED BY BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                               30.3%
Industrials                                          16.9%
Health Care                                          16.1%
Consumer Discretionary                               12.7%
Energy                                                8.9%
Financials                                            5.6%
Cash Equivalents                                      4.5%
Consumer Staples                                      3.9%
Utilities                                             1.1%

+     Percentages are based on total investments.

--------------------------------------------------------------------------------
SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.4%**
--------------------------------------------------------------------------------

                                              % OF
                                            NET ASSETS    SHARES       VALUE
                                            ----------   -------   ------------
CONSUMER DISCRETIONARY -- 12.7%
   AFC Enterprises* .....................      1.3%      147,800   $  2,809,678
   Conn's* ..............................      1.8       152,100      3,946,995
   Cost Plus* ...........................      1.2       259,041      2,525,649
   HOT Topic* ...........................      1.3       252,600      2,851,854
   Jakks Pacific* .......................      1.3       121,800      2,926,854
   Monarch Casino & Resort* .............      1.5       118,700      3,165,729
   Other Securities .....................      4.3                    9,279,831
                                                                   ------------
                                                                     27,506,590
                                                                   ------------
CONSUMER STAPLES -- 3.9%
   Darling International* ...............      2.8       795,000      6,097,650
   Physicians Formula Holdings* .........      1.1       113,800      2,392,076
                                                                   ------------
                                                                      8,489,726
                                                                   ------------
ENERGY -- 8.9%
   Bronco Drilling* .....................      2.1       245,800      4,444,064
   Edge Petroleum* ......................      1.3       209,422      2,875,364
   Petroquest Energy* ...................      2.2       422,700      4,827,234
   T-3 Energy Services* .................      2.5       210,600      5,370,300
   Other Securities .....................      0.8                    1,813,464
                                                                   ------------
                                                                     19,330,426
                                                                   ------------
FINANCIALS -- 5.6%
   Bancorp* .............................      1.4       125,400      3,025,902
   MFA Mortgage Investments .............      1.3       374,083      2,730,806
   Other Securities .....................      2.9                    6,457,381
                                                                   ------------
                                                                     12,214,089
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     RHJ MICRO CAP PORTFOLIO
                                                    APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                              % OF
                                            NET ASSETS    SHARES       VALUE
                                            ----------   -------   ------------
HEALTH CARE -- 16.1%
   Air Methods* .........................      1.4%      109,900   $  3,023,349
   Akorn* ...............................      1.9       581,877      4,212,789
   Emergent Biosolutions* ...............      1.7       282,200      3,708,108
   eResearch Technology* ................      1.4       351,700      3,049,239
   Kendle International* ................      1.5        97,052      3,307,532
   Natus Medical* .......................      1.1       137,500      2,444,750
   Providence Service* ..................      1.0        92,300      2,213,354
   Radiation Therapy Services* ..........      1.2        90,700      2,667,487
   Other Securities .....................      4.9                   10,359,618
                                                                   ------------
                                                                     34,986,226
                                                                   ------------
INDUSTRIALS -- 16.9%
   Celadon Group* .......................      1.4       179,400      2,952,924
   Columbus McKinnon* ...................      1.1        96,900      2,399,244
   Dynamic Materials ....................      1.3        84,100      2,778,664
   Healthcare Services Group ............      1.2        95,500      2,674,000
   Home Solutions of America* ...........      1.0       461,900      2,189,406
   KVH Industries* ......................      1.4       317,800      2,971,430
   PeopleSupport* .......................      1.1       193,100      2,427,267
   Standard Parking* ....................      1.1        73,000      2,462,290
   Team* ................................      1.4        90,100      3,101,242
   Titan International ..................      1.1        87,700      2,471,386
   Other Securities .....................      4.8                   10,159,037
                                                                   ------------
                                                                     36,586,890
                                                                   ------------
INFORMATION TECHNOLOGY -- 30.2%
   Acacia Research - Acacia
     Technologies* ......................      1.1       154,000      2,297,680
   Aladdin Knowledge Systems* ...........      1.0       107,400      2,248,956
   Ariba* ...............................      1.4       350,800      3,094,056
   Bankrate* ............................      1.3        67,600      2,729,012
   Cbeyond* .............................      1.1        69,100      2,403,298
   Comtech Group* .......................      1.0       128,584      2,268,222
   eCollege.com* ........................      1.1       131,800      2,440,936
   Houston Wire & Cable* ................      1.2        84,900      2,502,852
   InterVoice* ..........................      1.6       559,000      3,555,240
   Radiant Systems* .....................      1.1       185,300      2,494,138
   Saba Software* .......................      1.7       546,000      3,734,640
   Seachange International* .............      1.2       314,941      2,708,492

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                   % OF
                                                NET ASSETS     SHARES        VALUE
                                                ----------   ---------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
   Stratasys* ...............................      1.1%         48,800   $  2,319,464
   Tumbleweed Communications* ...............      1.3         968,300      2,730,606
   Tyler Technologies* ......................      1.0         186,900      2,233,455
   Unica* ...................................      1.7         293,800      3,740,074
   Other Securities .........................     10.3                     22,124,251
                                                                         ------------
                                                                           65,625,372
                                                                         ------------
UTILITIES -- 1.1%
   Consolidated Water .......................      1.1          88,400      2,290,444
                                                                         ------------

   Total Common Stock
      (Cost $180,143,720) ...................                             207,029,763
                                                                         ------------
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.5%
-------------------------------------------------------------------------------------
CASH EQUIVALENTS (A) -- 4.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.970% ...............      4.1       8,782,784      8,782,784
   Other Cash Equivalents ...................      0.4                        901,774
                                                                         ------------

   Total Short-Term Investments
      (Cost $9,684,558) .....................                               9,684,558
                                                                         ------------

   Total Investments -- 99.9%
      (Cost $189,828,278) ...................                            $216,714,321
                                                                         ============

      Percentages are based on Net Assets of $217,030,151.

 *    Non-Income Producing Security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)   Rate shown is the 7-day effective yield as of April 30, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ FUNDS
                                                      APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                        MID CAP     SMALL/MID CAP     MICRO CAP
                                                       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                      -----------   -------------   ------------
ASSETS:
Investments at Value
   (Cost $17,212,712, $65,268,982 and
   $189,828,278 respectively) .....................   $18,655,238    $73,580,045    $216,714,321
Receivable for Investment Securities Sold .........       245,062        877,748       1,925,858
Receivable for Capital Shares Sold ................        24,165         14,399         326,290
Dividends and Interest Receivable .................         9,217         14,165          54,013
Prepaid Expenses ..................................         5,905             --              --
                                                      -----------    -----------    ------------
   TOTAL ASSETS ...................................    18,939,587     74,486,357     219,020,482
                                                      -----------    -----------    ------------

LIABILITIES:
Payable Due to Investment Adviser .................         9,920         49,038         132,986
Payable Due to Distributor ........................         6,829             --              --
Payable Due to Administrator ......................         1,762          7,123          20,603
Payable for Capital Shares Redeemed ...............           639        108,929         136,239
Payable for Investment Securities Purchased .......            --             --       1,573,629
Payable Due to Trustees ...........................           273          1,572           3,928
Chief Compliance Officer Fees Payable .............            93            868           2,982
Other Accrued Expenses ............................         7,716         31,885         119,964
                                                      -----------    -----------    ------------
   TOTAL LIABILITIES ..............................        27,232        199,415       1,990,331
                                                      -----------    -----------    ------------
NET ASSETS ........................................   $18,912,355    $74,286,942    $217,030,151
                                                      ===========    ===========    ============
NET ASSETS CONSIST OF:
Paid-in Capital ...................................   $16,536,728    $61,201,180    $172,141,241
Accumulated Net Investment Loss/
   Distributions in Excess of Net
   Investment Income ..............................       (21,057)      (142,222)       (578,650)
Accumulated Net Realized Gain on
   Investments ....................................       954,158      4,916,921      18,581,517
Net Unrealized Appreciation on Investments ........     1,442,526      8,311,063      26,886,043
                                                      -----------    -----------    ------------
NET ASSETS ........................................   $18,912,355    $74,286,942    $217,030,151
                                                      ===========    ===========    ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...            --      5,890,275      10,395,285
                                                      ===========    ===========    ============
INVESTOR CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...     1,287,610             --              --
                                                      ===========    ===========    ============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Institutional Class .........   $        --    $     12.61    $      20.88
                                                      ===========    ===========    ============
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Investor Class ..............   $     14.69    $        --    $         --
                                                      ===========    ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   RHJ FUNDS
                                                  FOR THE SIX MONTHS ENDED
                                                  APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                  MID CAP    SMALL/MID CAP    MICRO CAP
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                ----------   -------------   -----------
INVESTMENT INCOME
Dividends .................................     $   85,337     $  242,503    $   665,871
                                                ----------     ----------    -----------
   TOTAL INCOME ...........................         85,337        242,503        665,871
                                                ----------     ----------    -----------
EXPENSES
Investment Advisory Fees ..................         62,961        301,205        769,633
Distribution Fees .........................         17,494             --             --
Administration Fees .......................          8,250         44,604        121,495
Trustees' Fees ............................            517          3,172          8,381
Chief Compliance Officer Fees(1) ..........            260          1,641          5,761
Shareholder Servicing Fees ................             --          4,447        203,914
Transfer Agent Fees .......................         14,160         26,264         42,269
Registration and Filing Fees ..............          8,401          6,188          7,741
Legal Fees ................................          2,083         11,487         31,061
Printing Fees .............................          1,671          7,497         22,569
Audit Fees ................................          1,298          7,584         19,664
Custodian Fees ............................            412          4,087          8,217
Other Expenses ............................            532          2,601          5,808
                                                ----------     ----------    -----------
   EXPENSES BEFORE EXPENSE WAIVER
      AND FEES PAID INDIRECTLY ............        118,039        420,777      1,246,513

Less:
Waiver of Investment Advisory Fees ........        (19,899)            --             --
Fees Paid Indirectly(2) ...................           (172)       (36,052)        (1,992)
                                                ----------     ----------    -----------

   NET EXPENSES AFTER EXPENSE WAIVER
      AND FEES PAID INDIRECTLY ............         97,968        384,725      1,244,521
                                                ----------     ----------    -----------
NET INVESTMENT LOSS .......................        (12,631)      (142,222)      (578,650)
                                                ----------     ----------    -----------
NET REALIZED GAIN ON INVESTMENTS ..........        954,229      5,012,977     18,594,180
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ..........        830,270      1,096,867     (1,428,257)
                                                ----------     ----------    -----------
TOTAL NET GAIN ON INVESTMENTS .............      1,784,499      6,109,844     17,165,923
                                                ----------     ----------    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..............     $1,771,868     $5,967,622    $16,587,273
                                                ==========     ==========    ===========

(1) See Note 3 in Notes to Financial Statements.

(2) See Note 4 in Notes to Financial Statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS
                                                         ENDED         YEAR ENDED
                                                     APRIL 30, 2007    OCTOBER 31,
                                                      (UNAUDITED)         2006
                                                     --------------   ------------
OPERATIONS:
   Net Investment Income (Loss) ..................    $   (12,631)     $    3,265
   Net Realized Gain on Investments ..............        954,229         473,741
   Net Change in Unrealized Appreciation
      on Investments .............................        830,270         374,963
                                                      -----------      ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..................      1,771,868         851,969
                                                      -----------      ----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................        (11,691)             --
   Net Realized Gain .............................       (446,536)       (113,029)
                                                      -----------      ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............       (458,227)       (113,029)
                                                      -----------      ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................     10,335,976       4,569,948
   Reinvestment of Distributions .................        458,227         112,970
   Redeemed ......................................     (1,774,082)       (281,725)
                                                      -----------      ----------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .................      9,020,121       4,401,193
                                                      -----------      ----------
   TOTAL INCREASE IN NET ASSETS ..................     10,333,762       5,140,133

NET ASSETS:
   Beginning of Period ...........................      8,578,593       3,438,460
                                                      -----------      ----------
   End of Period .................................    $18,912,355      $8,578,593
                                                      ===========      ==========

Undistributed Net Investment Income (Distributions
   in Excess of Net Investment Income) ...........    $   (21,057)     $    3,265
                                                      ===========      ==========

SHARES ISSUED AND REDEEMED:
   Issued ........................................        745,557         355,949
   Reinvestment of Distributions .................         33,646           9,283
   Redeemed ......................................       (126,717)        (22,502)
                                                      -----------      ----------
   NET INCREASE FROM SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................        652,486         342,730
                                                      ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED        YEAR ENDED
                                                 APRIL 30, 2007    OCTOBER 31,
                                                   (UNAUDITED)        2006
                                                 --------------   -------------
OPERATIONS:
   Net Investment Loss ........................     $  (142,222)  $    (312,289)
   Net Realized Gain on Investments ...........       5,012,977      28,139,303
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ............       1,096,867     (13,409,923)
                                                    -----------   -------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ...............       5,967,622      14,417,091
                                                    -----------   -------------
DISTRIBUTIONS:
   Net Realized Gain ..........................     (17,981,999)    (16,916,063)
                                                    -----------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................       2,565,023       9,656,815
   Reinvestment of Distributions ..............      15,705,138      13,778,003
   Redeemed ...................................     (10,531,558)   (103,138,150)
                                                    -----------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............       7,738,603     (79,703,332)
                                                    -----------   -------------
   TOTAL DECREASE IN NET ASSETS ...............      (4,275,774)    (82,202,304)

NET ASSETS:
   Beginning of Period ........................      78,562,716     160,765,020
                                                    -----------   -------------
   End of Period ..............................     $74,286,942   $  78,562,716
                                                    ===========   =============
Accumulated Net Investment Loss ...............     $  (142,222)  $          --
                                                    ===========   =============
SHARES ISSUED AND REDEEMED:
   Issued .....................................         204,234         660,106
   Reinvestment of Distributions ..............       1,256,677         967,556
   Redeemed ...................................        (791,086)     (6,955,265)
                                                    -----------   -------------
   NET INCREASE (DECREASE) IN SHARES
      OUTSTANDING FROM SHARE TRANSACTIONS .....         669,825      (5,327,603)
                                                    ===========   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                     ENDED         YEAR ENDED
                                                 APRIL 30, 2007    OCTOBER 31,
                                                   (UNAUDITED)        2006
                                                 --------------   -------------
OPERATIONS:
   Net Investment Loss ........................    $   (578,650)   $ (1,349,518)
   Net Realized Gain on Investments ...........      18,594,180      14,150,605
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ............      (1,428,257)      7,397,636
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ...............      16,587,273      20,198,723
                                                   ------------    ------------
DISTRIBUTIONS:
   Net Realized Gain ..........................     (13,998,799)    (29,307,463)
                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS:
   Issued .....................................      22,826,022      34,614,497
   Reinvestment of Distributions ..............      13,420,243      28,538,058
   Redemption Fees(1) .........................          19,266          57,811
   Redeemed ...................................     (20,223,344)    (48,070,977)
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............      16,042,187      15,139,389
                                                   ------------    ------------
   TOTAL INCREASE IN NET ASSETS ...............      18,630,661       6,030,649

NET ASSETS:
   Beginning of Period ........................     198,399,490     192,368,841
                                                   ------------    ------------
   End of Period ..............................    $217,030,151    $198,399,490
                                                   ============    ============
Accumulated Net Investment Loss ...............    $   (578,650)   $         --
                                                   ============    ============
SHARE ISSUED AND REDEEMED:
   Issued .....................................       1,116,126       1,700,080
   Reinvestment of Distributions ..............         658,178       1,462,740
   Redeemed ...................................        (983,466)     (2,393,828)
                                                   ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ......................         790,838         768,992
                                                   ============    ============

(1) See Note 2 in Notes to Financial Statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SELECTED PER SHARE DATA & RATIOS
                                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SIX MONTHS
                                               ENDED        YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                           APRIL 30, 2007   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                            (UNAUDITED)        2006           2005          2004*
                                           --------------   -----------   -----------   ------------
Net Asset Value,
   Beginning of Period .................    $ 13.51          $11.76        $10.53        $10.00
                                            -------          ------        ------        ------
Income (Loss) from
   Investment Operations:
   Net Investment Income (Loss)(1) .....      (0.01)           0.01         (0.05)        (0.01)
   Net Realized and Unrealized Gain ....       1.83            2.07          1.37          0.54
                                            -------          ------        ------        ------
   Total from Investment Operations ....       1.82            2.08          1.32          0.53
                                            -------          ------        ------        ------
Dividends and Distributions:
   Net Investment Income ...............      (0.01)             --         (0.07)           --
   Net Realized Gain ...................      (0.63)          (0.33)        (0.02)           --
                                            -------          ------        ------        ------
   Total Dividends and
     Distributions .....................      (0.64)          (0.33)        (0.09)           --
                                            -------          ------        ------        ------
   Net Asset Value, End of Period ......    $ 14.69          $13.51        $11.76        $10.53
                                            =======          ======        ======        ======
   TOTAL RETURN+ .......................      13.93%          18.01%        12.55%         5.30%
                                            =======          ======        ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..    $18,912          $8,579        $3,438        $1,824
Ratio of Net Expenses to Average Net
   Assets ..............................       1.40%**(2)      1.40%(2)      1.41%(2)      1.40%**
Ratio of Expenses to Average Net
   Assets (Excluding Waivers,
   Reimbursements and Fees Paid
   Indirectly) .........................       1.69%**         2.06%         4.39%         8.48%**
Ratio of Net Investment Income (Loss)
   to Average Net Assets ...............      (0.18)%**        0.05%        (0.43)%       (0.51)%**
Portfolio Turnover Rate ................         41%             72%           50%            5%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.

  *   FUND COMMENCED OPERATIONS ON JULY 30, 2004.

 **   ANNUALIZED.

(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.40%.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       SELECTED PER SHARE DATA & RATIOS
                                                                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SIX MONTHS
                                              ENDED
                                            APRIL 30,                      YEARS ENDED OCTOBER 31,
                                              2007       -----------------------------------------------------------
                                           (UNAUDITED)     2006         2005         2004          2003      2002(1)
                                           -----------   -------      --------     --------      --------    -------
Net Asset Value,
   Beginning of Period .................   $ 15.05       $ 15.24      $  13.98     $  13.36      $  10.47    $ 12.36
                                           -------       -------      --------     --------      --------    -------
Income (Loss) from Investment
   Operations:
   Net Investment Loss .................     (0.02)(2)     (0.04)(2)     (0.03)(2)    (0.06)(2)     (0.04)     (0.04)
   Net Realized and Unrealized Gain
     (Loss) ............................      1.12          1.54          1.29         0.68          2.93      (1.66)
                                           -------       -------      --------     --------      --------    -------
   Total from Investment Operations ....      1.10          1.50          1.26         0.62          2.89      (1.70)
                                           -------       -------      --------     --------      --------    -------
Distributions:
   Net Realized Gain ...................     (3.54)        (1.69)           --           --            --      (0.19)
                                           -------       -------      --------     --------      --------    -------
Net Asset Value, End of Period .........   $ 12.61       $ 15.05      $  15.24     $  13.98      $  13.36    $ 10.47
                                           =======       =======      ========     ========      ========    =======
   TOTAL RETURN+ .......................      8.00%        10.45%         9.01%        4.64%        27.60%    (14.07)%
                                           =======       =======      ========     ========      ========    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .........................   $74,287       $78,563      $160,765     $165,904      $146,625    $81,354
Ratio of Expenses to Average Net
   Assets ..............................      1.02%*        1.00%         1.05%        1.00%         1.00%      1.22%
Ratio of Expenses to Average Net
   Assets (Excluding Fees Paid
   Indirectly) .........................      1.12%*        1.07%         1.08%        1.04%         1.02%      1.22%
Ratio of Net Investment Loss to
   Average Net Assets ..................     (0.38)%*      (0.25)%       (0.22)%      (0.42)%       (0.38)%    (0.48)%
Portfolio Turnover Rate ................        39%           83%           61%          64%           58%        64%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  *   ANNUALIZED.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO.

(2)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         RHJ MICRO CAP PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  SELECTED PER SHARE DATA & RATIOS
                                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS
                                   ENDED
                                 APRIL 30,                             YEARS ENDED OCTOBER 31,
                                   2007           -----------------------------------------------------------------
                                (UNAUDITED)          2006           2005           2004          2003       2002(1)
                                -----------       ---------      ---------      ---------     ---------   ---------
Net Asset Value,
   Beginning of Period ......   $     20.66       $   21.77      $   20.68      $   18.92     $   12.37   $   15.57
                                -----------       ---------      ---------      ---------     ---------   ---------
Income (Loss) from
   Investment Operations:
Net Investment Loss .........         (0.06)(2)       (0.14)(2)      (0.16)(2)      (0.16)(2)     (0.12)      (0.13)
Net Realized and
   Unrealized Gain (Loss) ...          1.76            2.37           3.59           2.47          6.67       (2.22)
                                -----------       ---------      ---------      ---------     ---------   ---------
   Total from Investment
      Operations ...........           1.70            2.23           3.43           2.31          6.55       (2.35)
                                -----------       ---------      ---------      ---------     ---------   ---------
   Redemption Fees ..........            --*             --*            --*            --*           --          --
                                -----------       ---------      ---------      ---------     ---------   ---------
Distributions:
   Net Realized Gain ........         (1.48)          (3.34)         (2.34)         (0.55)           --       (0.85)
                                -----------       ---------      ---------      ---------     ---------   ---------
Net Asset Value,
   End of Period ............   $     20.88       $   20.66      $   21.77      $   20.68     $   18.92   $   12.37
                                ===========       =========      =========      =========     =========   =========
   TOTAL RETURN+ ............          8.40%          11.15%         17.47%         12.45%        52.95%     (16.32)%
                                ===========       =========      =========      =========     =========   =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..............   $   217,030       $ 198,399      $ 192,369      $ 171,551     $ 128,958   $  66,757
Ratio of Expenses to
   Average Net Assets .......          1.21%**         1.19%          1.18%          1.12%         1.13%       1.20%
Ratio of Expenses to
   Average Net Assets
   (Excluding Fees Paid
   Indirectly) ..............          1.21%**         1.20%          1.18%          1.12%         1.13%       1.20%
Ratio of Net Investment Loss
   to Average Net Assets ....         (0.56)%**       (0.68)%        (0.79)%        (0.79)%       (0.89)%     (0.83)%
Portfolio Turnover Rate .....            70%            114%            99%           106%          121%        125%

  *   VALUE IS LESS THAN $0.01 PER SHARE.

 **   ANNUALIZED.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL CAP PORTFOLIO.

(2)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                       RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio ("Mid Cap"), Rice Hall James Small/Mid Cap Portfolio ("Small/Mid Cap"), and Rice Hall James Micro Cap Portfolio ("Micro Cap") (each a "Fund" and collectively the "Funds"). The investment objective of the Rice Hall James Mid Cap Portfolio is maximum capital appreciation. The Rice Hall James Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations between $2 billion and $13.7 billion. The investment objective of the Rice Hall James Small/Mid Cap Portfolio is maximum capital appreciation. The Rice Hall James Small/Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small and mid cap companies with market capitalizations between $250 million and $4.5 billion. The investment objective of the Rice Hall James Micro Cap Portfolio is maximum capital appreciation. The Rice Hall James Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies with market capitalizations between $50 million and $500 million. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

The Rice Hall James Micro Cap Portfolio was closed to new investors as of August 31, 2004.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------
      or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no securities valued in accordance with the Fair Value Procedures.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on
      the  number  of  funds   and/or   relative  net  assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

      REDEMPTION FEES -- The Rice Hall James Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Rice Hall James Micro Cap Portfolio imposed redemption fees of $19,266 for the six months ended April 30, 2007.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------
3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Rice Hall James Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Rice Hall James Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

The Rice Hall James Small/Mid Cap Portfolio directs certain fund trades to the Distributor, via a network of executing brokers, who pay a portion of the Fund's expenses. Under this arrangement, the Fund had expenses reduced by $34,574, which was used to pay administration expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------
Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser"). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2007, the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio earned credits of $172, $1,478 and $1,992, respectively, which were used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.    INVESTMENT ADVISORY AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Rice Hall James Mid Cap Portfolio pays the adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund's average daily net assets. The Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund's average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Mid Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Small/Mid Cap Portfolio's and the Rice Hall James Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 1.40% of average daily net assets, respectively.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------
6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2007, are as follows:

RHJ FUND                                       PURCHASES             SALES
--------                                      ------------        ------------
Mid Cap                                       $ 14,260,585        $  5,232,575
Small/Mid Cap                                   28,781,861          40,560,365
Micro Cap                                      136,726,067         136,131,189

There were no purchases or sales of long-term U.S. Government Securities.

7.    FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital as appropriate, in the period that the difference arises. These differences are primarily due to REIT adjustments, distribution reclassifications and net operating losses.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------
The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                         ORDINARY      LONG-TERM
RHJ FUND                                  INCOME      CAPITAL GAIN      TOTAL
--------                                -----------   ------------   -----------
Mid Cap                          2006   $    96,589   $     16,440   $   113,029
                                 2005        15,342             --        15,342

Small/Mid Cap                    2006            --     16,916,063    16,916,063
                                 2005            --             --            --

Micro Cap                        2006     7,517,881     21,789,582    29,307,463
                                 2005    10,906,940      8,627,241    19,534,181

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

                    UNDISTRIBUTED   UNDISTRIBUTED                     TOTAL
                      ORDINARY        LONG-TERM      UNREALIZED    DISTRIBUTABLE
RHJ FUND               INCOME       CAPITAL GAIN    APPRECIATION     EARNINGS
--------            -------------   -------------   ------------   -------------
Mid Cap                $235,000      $   214,730     $   612,256    $ 1,061,986
Small/Mid Cap                --       17,981,285       7,118,854     25,100,139
Micro Cap                    --       13,998,216      28,302,220     42,300,436

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Funds at April 30, 2007, were as follows:

                       FEDERAL       APPRECIATED   DEPRECIATED   NET UNREALIZED
RHJ FUND               TAX COST      SECURITIES    SECURITIES     APPRECIATION
--------            -------------   ------------   -----------   --------------
Mid Cap              $ 17,212,712    $ 1,706,681   $  (264,155)    $ 1,442,526
Small/Mid Cap          65,268,982      9,390,956    (1,079,893)      8,311,063
Micro Cap             189,828,278     32,755,281    (5,869,238)     26,886,043

8.    OTHER:

At April 30, 2007, the percentage of total shares outstanding held by shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

                                                      NO. OF          %
RHJ FUND                                           SHAREHOLDERS    OWNERSHIP
--------                                           ------------    ---------
Mid Cap ...........................................     1             80%
Small/Mid Cap .....................................     3             69%
Micro Cap .........................................     2             41%

THE ADVISORS' INNER CIRCLE FUND                                       RHJ FUNDS

--------------------------------------------------------------------------------
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9.    NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (the "FASB") released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Funds have not completed their evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                               BEGINNING     ENDING                    EXPENSES
                                ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                                 VALUE        VALUE        EXPENSE      DURING
                                11/1/06      4/30/07       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Mid Cap                        $1,000.00    $1,139.30       1.40%       $7.43
Small/Mid Cap                   1,000.00     1,080.00       1.02         5.26
Micro Cap                       1,000.00     1,084.00       1.21         6.25
HYPOTHETICAL 5% RETURN
Mid Cap                        $1,000.00    $1,017.85       1.40%       $7.00
Small/Mid Cap                   1,000.00     1,019.74       1.02         5.11
Micro Cap                       1,000.00     1,018.79       1.21         6.06
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

                                      NOTES

                            THE RICE HALL JAMES FUNDS
                                 P.O. Box 219009
                             Kansas City, MO 64121
                                  866-474-5669
                                www.rhjfunds.com

                                    ADVISER:
                       Rice Hall James & Associates, LLC
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                         One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.

RHJ-SA-001-0600

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.4%**
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY -- 12.7%
  AFC Enterprises* ..................................     147,800   $  2,809,678
  California Pizza Kitchen* .........................      54,600      1,824,186
  Conn's* ...........................................     152,100      3,946,995
  Cost Plus* ........................................     259,041      2,525,649
  Cybex International* ..............................     245,800      1,624,738
  HOT Topic* ........................................     252,600      2,851,854
  Jakks Pacific* ....................................     121,800      2,926,854
  Kona Grill* .......................................      98,200      1,767,600
  Monarch Casino & Resort* ..........................     118,700      3,165,729
  Mortons Restaurant Group* .........................      69,194      1,164,535
  Rubio's Restaurants* ..............................      96,475      1,201,114
  Trump Entertainment Resorts* ......................     104,600      1,697,658
                                                                    ------------
                                                                      27,506,590
                                                                    ------------
CONSUMER STAPLES -- 3.9%
  Darling International* ............................     795,000      6,097,650
  Physicians Formula Holdings* ......................     113,800      2,392,076
                                                                    ------------
                                                                       8,489,726
                                                                    ------------
ENERGY -- 8.9%
  Bronco Drilling* ..................................     245,800      4,444,064
  Edge Petroleum* ...................................     209,422      2,875,364
  Petroquest Energy* ................................     422,700      4,827,234
  T-3 Energy Services* ..............................     210,600      5,370,300
  Toreador Resources* ...............................     113,200      1,813,464
                                                                    ------------
                                                                      19,330,426
                                                                    ------------
FINANCIALS -- 5.6%
  Bancorp* ..........................................     125,400      3,025,902
  Capstead Mortgage .................................     174,200      1,750,710
  Columbia Bancorp ..................................      43,372        894,331
  MFA Mortgage Investments ..........................     374,083      2,730,806
  Nexity Financial* .................................      85,100        997,372
  Superior Bancorp* .................................     186,725      1,936,338
  Trico Bancshares ..................................      41,000        878,630
                                                                    ------------
                                                                      12,214,089
                                                                    ------------
HEALTH CARE -- 16.1%
  Air Methods* ......................................     109,900      3,023,349
  Akorn* ............................................     581,877      4,212,789
  Cholestech* .......................................      82,328      1,595,517
  Emergent Biosolutions* ............................     282,200      3,708,108
  eResearch Technology* .............................     351,700      3,049,239
  IRIS International* ...............................     157,300      2,132,988
  Kendle International* .............................      97,052      3,307,532
  Matrixx Initiatives* ..............................      85,100      1,531,800
  Monogram Biosciences* .............................     555,900      1,039,533
  Natus Medical* ....................................     137,500      2,444,750
  NovaMed* ..........................................     270,200      1,994,076
  Providence Service* ...............................      92,300      2,213,354
  Radiation Therapy Services* .......................      90,700      2,667,487
  Spectranetics* ....................................     199,200      2,065,704
                                                                    ------------
                                                                      34,986,226
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                     ------------   ------------
INDUSTRIALS -- 16.9%
  American Ecology ..................................      72,900   $  1,629,315
  Celadon Group* ....................................     179,400      2,952,924
  Columbus McKinnon* ................................      96,900      2,399,244
  CRA International* ................................      40,900      2,109,213
  DXP Enterprises* ..................................      31,400      1,522,900
  Dynamic Materials .................................      84,100      2,778,664
  First Consulting Group* ...........................     213,100      2,120,345
  FirstService* .....................................      44,100      1,297,422
  Healthcare Services Group .........................      95,500      2,674,000
  Home Solutions of America* ........................     461,900      2,189,406
  KVH Industries* ...................................     317,800      2,971,430
  PeopleSupport* ....................................     193,100      2,427,267
  Standard Parking* .................................      73,000      2,462,290
  Team* .............................................      90,100      3,101,242
  Titan International ...............................      87,700      2,471,386
  Vocus* ............................................      65,800      1,479,842
                                                                    ------------
                                                                      36,586,890
                                                                    ------------
INFORMATION TECHNOLOGY -- 30.2%
  Acacia Research - Acacia Technologies* ............     154,000      2,297,680
  Aladdin Knowledge Systems* ........................     107,400      2,248,956
  Ariba* ............................................     350,800      3,094,056
  Aviza Technology* .................................      76,105        654,503
  Bankrate* .........................................      67,600      2,729,012
  Cbeyond* ..........................................      69,100      2,403,298
  ChipMOS Technologies (Bermuda)* ...................     169,700      1,174,324
  Comtech Group* ....................................     128,584      2,268,222
  eCollege.com* .....................................     131,800      2,440,936
  HMS Holdings* .....................................      94,800      2,100,768
  Houston Wire & Cable* .............................      84,900      2,502,852
  InterVoice* .......................................     559,000      3,555,240
  Iona Technologies ADR* ............................     406,100      2,180,757
  Ipass* ............................................     353,396      1,890,669
  JDA Software Group* ...............................      92,900      1,653,620
  LoopNet* ..........................................     104,500      1,915,485
  NDS Group ADR* ....................................      21,154      1,090,912
  NetList* ..........................................     159,123        628,536
  Netlogic Microsystems* ............................      62,000      1,907,120
  NIC* ..............................................     381,000      2,164,080
  Phase Forward* ....................................     127,800      2,029,464
  Radiant Systems* ..................................     185,300      2,494,138
  Saba Software* ....................................     546,000      3,734,640
  Seachange International* ..........................     314,941      2,708,492
  Stratasys* ........................................      48,800      2,319,464
  Taleo, Cl A* ......................................      65,000        991,250
  Tumbleweed Communications* ........................     968,300      2,730,606
  Tyler Technologies* ...............................     186,900      2,233,455
  Unica* ............................................     293,800      3,740,074
  VA Software* ......................................     480,100      1,742,763
                                                                    ------------
                                                                      65,625,372
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                        SHARES          VALUE
                                                     ------------   ------------
UTILITIES -- 1.1%
  Consolidated Water ................................      88,400   $  2,290,444
                                                                    ------------

  Total Common Stock
     (Cost $180,143,720).............................                207,029,763
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.5%
--------------------------------------------------------------------------------
CASH EQUIVALENTS (A) -- 4.5%
  HighMark Diversified Money Market Fund,
     Fiduciary Class, 4.970% ........................   8,782,784      8,782,784
  HighMark U.S. Government Money Market Fund,
     Fiduciary Class, 4.860% ........................     901,774        901,774
                                                                    ------------

  Total Short-Term Investments
     (Cost $9,684,558)...............................                  9,684,558
                                                                    ------------

  Total Investments -- 99.9%
     (Cost $189,828,278).............................               $216,714,321
                                                                    ============

       Percentages are based on Net Assets of $217,030,151.
    *  Non-Income Producing Security
   ** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
  (A)  Rate shown is the 7-day effective yield as of April 30, 2007.
  ADR  American Depositary Receipt
   Cl  Class

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.